   As filed with the Securities and Exchange Commission on February 15, 2005

                                                     Registration No. 333-120107




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

        Pre-Effective Amendment No.   [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                               THE MAINSTAY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (973) 394-4437

                         Marguerite E.H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Sander M. Bieber, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                               THE MAINSTAY FUNDS

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The MainStay Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

      SECTION 4.3. MANDATORY INDEMNIFICATION.

            (a) Subject to the exceptions and limitations contained in paragraph
            (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or a Series thereof or the shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (A) by the court or other body approving the settlement or other disposition; or

                        (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

            (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4.3, a "Non-interested Trustee" is one who is not
(i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) Form of Declaration of Trust as Amended and Restated December 31, 1994 -- Previously filed as Exhibit a(4) to Post-Effective Amendment No. 53 to the Trust's Registration Statement.

(2) Amended and Restated By-Laws dated December 31, 1994 -- Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 32 to the Trust's Registration Statement

(3)   Not Applicable.


(4) Form of Agreement and Plan of Reorganization -- Previously filed as an exhibit to the Trust's Registration Statement on Form N-14 filed electronically on October 29, 2004.


(5) See the Declaration of Trust, as amended and supplemented from time to time (Exhibit 1, above), and the Amended and Restated By-Laws dated December 31, 1994 (Exhibit 2, above).

(6)   (a)   Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC -- Previously filed as
            Exhibit (d)(1)(a) to Post-Effective Amendment No. 62 to the Trust's
            Registration Statement

      (b) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC -- Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 62 to the Trust's Registration Statement

(7)   (a)   Amended and Restated Master Distribution Agreement between the
            MainStay Funds and NYLIFE Distributors Inc. -- Previously filed as
            Exhibit (e)(1) to Post-Effective Amendment No. 62 to the Trust's
            Registration Statement

      (b) Form of Soliciting Dealer Agreement -- Previously filed as Exhibit e(2)(a) to Post-Effective Amendment No. 53 to the Trust's Registration Statement

(8)   Not Applicable.

(9)   (a)   Special Custody Agreement with State Street Bank -- Previously filed as Exhibit g to Post- Effective Amendment No. 53 to the Trust's
            Registration Statement

      (b) Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit g(1) to Post-Effective Amendment No. 53 to the Trust's Registration Statement

            (i) Amendment to Custodian Contract dated 6/23/98 -- Previously filed as Exhibit g(1)(i) to Post-Effective Amendment No. 53

            (ii) Amendment to Custodian Contract dated 1/27/97 -- Previously filed as Exhibit g(1)(ii) to Post-Effective Amendment No. 53

            (iii) Amendment to Custodian Contract dated 5/12/89 -- Previously filed as Exhibit g(1)(iii) to Post-Effective Amendment No. 53

            (iv) Amendment to Custodian Contract dated 6/30/88 -- Previously filed as Exhibit g(1)(iv) to Post-Effective Amendment No. 53

            (v) Amendment to Custodian Contract dated 4/27/92 -- Previously filed as Exhibit g(1)(v) to Post-Effective Amendment No. 53

            (vi) Amendment to Custodian Contract dated 10/25/88 -- Previously filed as Exhibit g(1)(vi) to Post-Effective Amendment No. 53

      (c) Fee schedule for Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit g(2) to Post-Effective Amendment No. 53 to the Trust's Registration Statement

            (i) Amendment to Custodian Contract dated July 2, 2001 -- Previously filed as Exhibit g(2)(i) to Post-Effective Amendment No. 58 to the Trust's Registration Statement

      (d)   Custodian Contract with The Bank of New York -- Previously filed as
            Exhibit 8(a) to Post-Effective Amendment No. 7 to the Trust's Registration Statement.

(10)  (a)   Amended and Restated Plan of Distribution pursuant to Rule 12b-1
            (Class A shares) -- Previously filed as Exhibit (m)(1) to
            Post-Effective Amendment No. 62 to the Trust's Registration
            Statement.

      (b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) -- Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 62 to the Trust's Registration Statement

      (c) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 62 to the Trust's Registration Statement.

      (d) Form of Plan of Distribution pursuant to Rule 12(b)-1 (Class R2 shares) -- Previously filed as Exhibit m(4) to Post-Effective Amendment No. 65 to the Trust's Registration Statement.


(11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters -- Previously filed as an exhibit to the Trust's Registration Statement on Form N-14 filed electronically on October 29, 2004.



(12)  Opinion of Dechert LLP regarding tax matters. (filed herewith)


(13)  Not Applicable.


(14)  (a)   Consent of Registered Public Accounting Firm, KPMG LLP -- Previously
            filed as an exhibit to the Trust's Registration Statement on Form
            N-14 filed electronically on October 29, 2004.



      (b) Consent of Registered Public Accounting Firm, PricewaterhouseCoopers LLP -- Previously filed as an exhibit to the Trust's Registration Statement on Form N-14 filed electronically on October 29, 2004.


(15)  Not Applicable.

(16) Powers of Attorney - Previously filed with Post-Effective Amendments No. 55 and 56 to the Trust's Registration Statement.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the City of New York and the State of New York on the 15th of February, 2005.


                         THE MAINSTAY FUNDS
                         By: /s/ Gary E. Wendlandt
                         --------------------------
                         Gary E. Wendlandt*
                         Chairman

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURES                                TITLE

      /s/ Gary E. Wendlandt*          Chairman, President, Chief Executive
      ---------------------------     Officer and Trustee
      GARY E. WENDLANDT

      /s/ Patrick J. Farrell          Vice President, Treasurer and Chief
      ---------------------------     Financial and Accounting Officer
      PATRICK J. FARRELL

      /s/ Edward J. Hogan*            Trustee
      ---------------------------
      EDWARD J. HOGAN

      /s/ Charlynn Goins**            Trustee
      ---------------------------
      CHARLYNN GOINS

      /s/ Terry L. Lierman*           Trustee
      ---------------------------
      TERRY L. LIERMAN

      /s/ John B. McGuckian*          Trustee
      ---------------------------
      JOHN B. McGUCKIAN

      /s/ Donald E. Nickelson*        Trustee
      ---------------------------
      DONALD E. NICKELSON

      /s/ Richard S. Trutanic*        Trustee
      ---------------------------
      RICHARD S. TRUTANIC

      *By: /s/ Patrick J. Farrell
      ---------------------------
      As Attorney-in-Fact*

      **By: /s/ Patrick J. Farrell
      ----------------------------
      As Attorney-in-Fact**


      February 15, 2005


* Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 55 to the Trust's Registration Statement

**    Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 56 to the Trust's Registration Statement

                                INDEX OF EXHIBITS




(12)    Opinion of Dechert LLP regarding tax matters.